Document And Entity Information	Sep. 27, 2019
Document Information [Line Items]
Entity Registrant Name	Kimco Realty Corporation
Document Type	8-K
Document Period End Date	Sep. 27, 2019
Entity Incorporation, State or Country Code	MD
Entity File Number	1-10899
Entity Tax Identification Number	13-2744380
Entity Address, Address Line One	3333 New Hyde Park Road
Entity Address, City or Town	New Hyde Park
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11042
City Area Code	516
Local Phone Number	869-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0000879101
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KIM
Security Exchange Name	NYSE
ClassJCumulativeRedeemablePreferredStock5500 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	5.500% Class J Cumulative Redeemable, Preferred Stock
Trading Symbol	KIMprJ
Security Exchange Name	NYSE
ClassLCumulativeRedeemablePreferredStock5125 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	5.125% Class L Cumulative Redeemable, Preferred Stock
Trading Symbol	KIMprL
Security Exchange Name	NYSE
ClassMCumulativeRedeemablePreferredStock5250 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	5.250% Class M Cumulative Redeemable, Preferred Stock
Trading Symbol	KIMprM
Security Exchange Name	NYSE